Employee Retirement Plans and Postretirement Benefits Net Periodic Pension (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	$ 11.3	$ 16.1	$ 19.2
Interest cost on projected benefit obligation	143.5	174.7	164.2
Expected return on plan assets	(175.8)	(195.6)	(177.9)
Amortization of prior service costs (benefits)	0.3	(2.4)	(2.8)
Amortization of net actuarial loss (gain)	46.6	35.4	56.5
Curtailment loss	(1.0)	0.0	0.0
Expected Participant Contributions	(2.4)	(1.0)	(1.2)
Net periodic pension cost (benefit)	22.5	27.2	58.0
Pension
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	9.5	13.1	15.8
Interest cost on projected benefit obligation	137.5	167.6	157.0
Expected return on plan assets	(175.8)	(195.6)	(177.9)
Amortization of prior service costs (benefits)	0.6	0.6	0.8
Amortization of net actuarial loss (gain)	46.9	36.3	56.6
Curtailment loss	(1.0)	0.0	0.0
Expected Participant Contributions	(2.4)	(1.0)	(1.2)
Net periodic pension cost (benefit)	15.3	21.0	51.1
OPEB
Defined Benefit Plan Disclosure [Line Items]
Service cost - benefits earned during the period	1.8	3.0	3.4
Interest cost on projected benefit obligation	6.0	7.1	7.2
Expected return on plan assets	0.0	0.0	0.0
Amortization of prior service costs (benefits)	(0.3)	(3.0)	(3.6)
Amortization of net actuarial loss (gain)	(0.3)	(0.9)	(0.1)
Curtailment loss	0.0	0.0	0.0
Expected Participant Contributions	0.0	0.0	0.0
Net periodic pension cost (benefit)	$ 7.2	$ 6.2	$ 6.9